Consolidated statements of operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	€ 545,604	€ 612,277	€ 1,418,067
Cost of sales	(310,605)	(397,727)	(977,638)
Gross profit	234,999	214,550	440,429
Operating expenses
Selling, general and administrative expenses	(79,982)	(94,776)	(200,799)
Research and development expenses, net	(63,858)	(75,391)	(149,219)
Amortization of other intangible assets	(4,728)	(4,189)
Amortization of Intangible Assets, Excluding Portion in Selling General and Administrative and Research and Development	544	696	1,264
Impairment charge property, plant and equipment and assets held for sale	0	(796)	0
Restructuring expenses	(80)	(2,473)	(891)
Total operating expenses	(144,464)	(174,132)	(352,173)
Result from operations	90,535	40,418	88,256
Interest income	1,583	972	1,989
Interest expense	(2,312)	(2,943)	(12,113)
Loss resulting from early extinguishment of debt	0	0	(2,209)
Accretion interest expense convertible notes	0	0	(4,469)
Foreign currency exchange gain (loss), net	26,439	(8,158)	(3,957)
Share in income of investments and associates	38,632	1,030,132	(766)
Income before income taxes	154,877	1,060,421	66,731
Income taxes	(17,569)	(11,121)	(26,300)
Net income	137,308	1,049,300	40,431
Allocation of net income:
Shareholders of the parent	137,308	1,051,893	7,149
Non-controlling interest	€ 0	€ (2,593)	€ 33,282
Per share data:
Basic (in euro per share)	€ 2.16	€ 16.64	€ 0.13
Diluted (in euro per share)	€ 2.14	€ 16.39	€ 0.13
Weighted average number of shares used in computing per share amounts (thousand):
Basic (in shares)	63,510	63,202	56,108
Diluted (in shares)	64,209	64,196	56,767